STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table presents the Company’s stock option activity for employees and directors of the Company for the year ended December 31, 2016:

		Weighted
	Number of	Average
	Options	Exercise Price
Outstanding at December 31,2015	-	-
Granted	2,172,033	0.0026
Exercised	103,428	0.0026
Forfeited or expired	-	-
Outstanding at December 31,2016	2,068,605	0.0026
Number of options exercisable at December 31, 2016	439,580	0.0026

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of options granted was estimated at the dates of grant using the Black-Scholes option pricing model.  The following are the data and assumptions used:

%
Dividend yield	0
Expected volatility (%) (*)	100%
Risk-free interest rate (%)	0.94%
Expected term (years) (**)	2.5
Exercise price (US dollars)	0.0026
Stock price (US dollars) (***)	0.15

The aggregate fair value of the grant was $160,187.

(*)
Due to the low trading volume of the Company’s Common Stock, the expected volatility was based on the historical volatility of the share price of other public companies that operate in the same industry sector as the Company.

(**)
Due to the fact that the Company does not have sufficient historical exercise data, the expected term was determined based on the "simplified method" in accordance with SEC Staff Accounting Bulletin No. 110.

(***)
The Common Stock price, per share for the year ended December 31, 2016 reflects the Company’s management’s estimation of the fair value per share of Common Stock. In reaching its estimation for December 31, 2016, management considered, among other things, the valuation of the issuance of the shares under the private placement (see Note 10-F above)

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following table summarizes information about options to employees, officers and directors outstanding at December 31, 2016 under the plan:

	Options Outstanding		Vested and Exercisable
Exercise Price	Number of Option	Weighted Average Remaining Contractual Life (Years)	Number of Option	Weighted Average Exercise Price
0.0026	2,068,605	4.03	439,580	0.0026
	2,068,605	4.03	439,580	0.0026